31. Net Operating Revenue (Details 2) - Facilities sharing R$ in Thousands	Dec. 31, 2018 BRL (R$)
DisclosureOfReceivablesFromNoncancelableLeasesLineItems [Line Items]
Receivables from non-cancelable leases	R$ 23,663
Less than 1 year
DisclosureOfReceivablesFromNoncancelableLeasesLineItems [Line Items]
Receivables from non-cancelable leases	1,142
1 to 5 years
DisclosureOfReceivablesFromNoncancelableLeasesLineItems [Line Items]
Receivables from non-cancelable leases	5,710
Over 5 years
DisclosureOfReceivablesFromNoncancelableLeasesLineItems [Line Items]
Receivables from non-cancelable leases	R$ 16,811